Derivative Financial Instruments (Aggregate Outstanding Notionals Related To Cash Flow Hedges) (Details) (Cash Flow Hedging [Member], Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified
	Dec. 28, 2013 bu	Sep. 28, 2013 bu
Corn (in bushels)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	8,000,000	5,000,000
Soy Meal (in tons)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	126,700	96,800
Foreign Currency [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 29	$ 60